Asset Retirement Obligation - Asset Retirement Obligation Rollforward (Details) - Asset retirement obligation [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of other provisions [Line Items]
Balance, beginning of year	$ 12,113
Changes in estimates for asset retirement obligations and additional obligations recognized	746
Obligations settled	(46)
Asset retirement obligation accretion	215
Effect of movements in foreign exchange rates	584
Balance, end of year	$ 13,612